Commitments and contingencies: (Table)	12 Months Ended
Dec. 31, 2017
commitments and contingent liabilities [Abstract]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory [text block]
The total minimum future payments derived from the non-cancellable operating lease agreement that shall be covered in the future are as follows:

Up to one year	Ps	5,372
Between one and three years		10,745

Total	Ps	16,117

Disclosure Of Commitments Explanatory [text block]	At December 31, 2016, the investment commitments under this MDP are as follows:
Period	Amount

2018	Ps	340,645	(1)